Equity (Details 3) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [Abstract]
Profit attributable to Ecopetrol's shareholders	$ 11,381,386	$ 7,178,539	$ 2,447,881
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 276.8	$ 174.6	$ 59.5